Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000175204 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175204 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175204 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175204 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175204 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175204 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175204 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175204 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175204 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175204 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175204 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000175204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000175204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000175204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175204 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000175204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000175204 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004724 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004724 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004724 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004724 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004724 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004724 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004724 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004724 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004724 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004724 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004724 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004724 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000004724 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000004724 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004724 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000004724 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004724 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004724 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000004724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004724 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004723 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004723 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004723 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004723 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004723 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004723 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004723 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004723 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004723 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004723 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000004723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000004723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000004723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000004723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243226 [Member] | TD Securities USA repo 4 18 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243226 [Member] | Bank of Montreal repo 4 19 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243226 [Member] | Bank of America National Association repo 4 20 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243226 [Member] | Goldman Sachs And Co LLC repo 4 19 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243226 [Member] | Wells Fargo Securities LLC repo 4 15 10 6 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243226 [Member] | Wells Fargo Securities LLC repo 4 21 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243226 [Member] | Bank of Montreal repo 4 14 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243226 [Member] | Citigroup Global Markets Inc repo 4 20 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243226 [Member] | Citigroup Global Markets Inc repo 4 20 10 1 25 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243226 [Member] | ING Financial Markets LLC repo 4 16 10 2 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243226 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000243226 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243226 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243226 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000243226 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000243226 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000243226 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000243226 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000004729 [Member] | TD Securities USA repo 4 18 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004729 [Member] | Bank of Montreal repo 4 19 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004729 [Member] | Bank of America National Association repo 4 20 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004729 [Member] | Goldman Sachs And Co LLC repo 4 19 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004729 [Member] | Wells Fargo Securities LLC repo 4 15 10 6 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004729 [Member] | Wells Fargo Securities LLC repo 4 21 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004729 [Member] | Bank of Montreal repo 4 14 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004729 [Member] | Citigroup Global Markets Inc repo 4 20 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004729 [Member] | Citigroup Global Markets Inc repo 4 20 10 1 25 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004729 [Member] | ING Financial Markets LLC repo 4 16 10 2 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004729 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000004729 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004729 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004729 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000004729 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004729 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000004729 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000004729 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000071257 [Member] | TD Securities USA repo 4 18 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000071257 [Member] | Bank of Montreal repo 4 19 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000071257 [Member] | Bank of America National Association repo 4 20 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071257 [Member] | Goldman Sachs And Co LLC repo 4 19 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071257 [Member] | Wells Fargo Securities LLC repo 4 15 10 6 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071257 [Member] | Wells Fargo Securities LLC repo 4 21 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071257 [Member] | Bank of Montreal repo 4 14 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071257 [Member] | Citigroup Global Markets Inc repo 4 20 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071257 [Member] | Citigroup Global Markets Inc repo 4 20 10 1 25 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071257 [Member] | ING Financial Markets LLC repo 4 16 10 2 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071257 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000071257 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071257 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000071257 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000071257 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000071257 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000071257 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000071257 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000071260 [Member] | TD Securities USA repo 4 18 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000071260 [Member] | Bank of Montreal repo 4 19 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000071260 [Member] | Bank of America National Association repo 4 20 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071260 [Member] | Goldman Sachs And Co LLC repo 4 19 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071260 [Member] | Wells Fargo Securities LLC repo 4 15 10 6 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071260 [Member] | Wells Fargo Securities LLC repo 4 21 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071260 [Member] | Bank of Montreal repo 4 14 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071260 [Member] | Citigroup Global Markets Inc repo 4 20 10 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071260 [Member] | Citigroup Global Markets Inc repo 4 20 10 1 25 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071260 [Member] | ING Financial Markets LLC repo 4 16 10 2 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071260 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000071260 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071260 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000071260 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000071260 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000071260 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000071260 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000071260 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000210802 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210802 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210802 [Member] | Fannie Mae Pool BL4650 2 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210802 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210802 [Member] | Freddie Mac Pool RJ3358 5 50 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210802 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210802 [Member] | Fannie Mae Pool CC1130 6 00 9 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210802 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210802 [Member] | Fannie Mae TBA 2 50 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210802 [Member] | Fannie Mae TBA 2 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210802 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210802 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210802 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
C000210802 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000066097 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066097 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066097 [Member] | Fannie Mae Pool BL4650 2 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066097 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066097 [Member] | Freddie Mac Pool RJ3358 5 50 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000066097 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000066097 [Member] | Fannie Mae Pool CC1130 6 00 9 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066097 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066097 [Member] | Fannie Mae TBA 2 50 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066097 [Member] | Fannie Mae TBA 2 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000066097 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000066097 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066097 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
C000066097 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074294 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074294 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074294 [Member] | Fannie Mae Pool BL4650 2 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074294 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074294 [Member] | Freddie Mac Pool RJ3358 5 50 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074294 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074294 [Member] | Fannie Mae Pool CC1130 6 00 9 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074294 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074294 [Member] | Fannie Mae TBA 2 50 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074294 [Member] | Fannie Mae TBA 2 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000074294 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074294 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074294 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
C000074294 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102917 [Member] | Petroleos Mexicanos 5 95 1 28 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102917 [Member] | Petroleos Mexicanos 7 69 1 23 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102917 [Member] | Ecuador Government International Bond 6 90 7 31 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102917 [Member] | Morocco Government International Bond 4 75 4 2 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102917 [Member] | Turkiye Government International Bond 7 25 5 29 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102917 [Member] | Colombia Government International Bond 7 75 11 7 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102917 [Member] | Turkey Government International Bond 4 88 4 16 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102917 [Member] | Eagle Funding Luxco Sarl, Series REGs 5 50 8 17 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102917 [Member] | Colombia Government International Bond 3 25 4 22 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000102917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000102917 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102917 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102917 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102917 [Member] | BENIN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102917 [Member] | MONTENEGRO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102917 [Member] | SENEGAL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102917 [Member] | SERBIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102917 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102917 [Member] | UZBEKISTAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102917 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000102917 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000102917 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000102917 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000102917 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102917 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000102918 [Member] | Petroleos Mexicanos 5 95 1 28 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102918 [Member] | Petroleos Mexicanos 7 69 1 23 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102918 [Member] | Ecuador Government International Bond 6 90 7 31 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102918 [Member] | Morocco Government International Bond 4 75 4 2 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102918 [Member] | Turkiye Government International Bond 7 25 5 29 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102918 [Member] | Colombia Government International Bond 7 75 11 7 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102918 [Member] | Turkey Government International Bond 4 88 4 16 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102918 [Member] | Eagle Funding Luxco Sarl, Series REGs 5 50 8 17 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102918 [Member] | Colombia Government International Bond 3 25 4 22 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000102918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000102918 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102918 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102918 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102918 [Member] | BENIN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102918 [Member] | MONTENEGRO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102918 [Member] | SENEGAL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102918 [Member] | SERBIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102918 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102918 [Member] | UZBEKISTAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102918 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000102918 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000102918 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000102918 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000102918 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102918 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000176573 [Member] | Petroleos Mexicanos 5 95 1 28 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176573 [Member] | Petroleos Mexicanos 7 69 1 23 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176573 [Member] | Ecuador Government International Bond 6 90 7 31 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176573 [Member] | Morocco Government International Bond 4 75 4 2 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176573 [Member] | Turkiye Government International Bond 7 25 5 29 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176573 [Member] | Colombia Government International Bond 7 75 11 7 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176573 [Member] | Turkey Government International Bond 4 88 4 16 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176573 [Member] | Eagle Funding Luxco Sarl, Series REGs 5 50 8 17 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176573 [Member] | Colombia Government International Bond 3 25 4 22 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000176573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000176573 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176573 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176573 [Member] | BENIN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176573 [Member] | MONTENEGRO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176573 [Member] | SENEGAL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176573 [Member] | SERBIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176573 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176573 [Member] | UZBEKISTAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176573 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000176573 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000176573 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000176573 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000176573 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176573 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000102922 [Member] | Toucan FinCo Ltd Toucan FinCo Can Inc Toucan FinCo US LLC 9 50 5 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102922 [Member] | Vital Energy Inc 7 88 4 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102922 [Member] | Citigroup Inc Series GG 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102922 [Member] | Carriage Services Inc 4 25 5 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | DISH DBS Corp 5 75 12 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | One261229 BC Ltd 10 00 4 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | WR Grace Holdings LLC 6 63 8 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | Cloud Software Group Inc 6 50 3 31 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | Nissan Motor Acceptance Co LLC 1 85 9 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | Energizer Holdings Inc 6 00 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000102922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000102922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000102922 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000102922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102922 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102922 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000102922 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102922 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102921 [Member] | Toucan FinCo Ltd Toucan FinCo Can Inc Toucan FinCo US LLC 9 50 5 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102921 [Member] | Vital Energy Inc 7 88 4 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102921 [Member] | Citigroup Inc Series GG 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102921 [Member] | Carriage Services Inc 4 25 5 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | DISH DBS Corp 5 75 12 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | One261229 BC Ltd 10 00 4 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | WR Grace Holdings LLC 6 63 8 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | Cloud Software Group Inc 6 50 3 31 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | Nissan Motor Acceptance Co LLC 1 85 9 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | Energizer Holdings Inc 6 00 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102921 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102921 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000102921 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000102921 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000102921 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000102921 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102921 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102921 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000102921 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102921 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217811 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217811 [Member] | Fannie Mae Pool CC0947 6 50 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217811 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217811 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217811 [Member] | New York State Electric And Gas Corp 5 05 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217811 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217811 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | Fannie Mae Pool BZ0636 5 22 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | AT And T Inc 5 55 11 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217811 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000217811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217811 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217811 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000217811 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000217811 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217811 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195863 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195863 [Member] | Fannie Mae Pool CC0947 6 50 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195863 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195863 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195863 [Member] | New York State Electric And Gas Corp 5 05 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195863 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195863 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | Fannie Mae Pool BZ0636 5 22 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | AT And T Inc 5 55 11 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195863 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195863 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000195863 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195863 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195863 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000195863 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000195863 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195863 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195864 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195864 [Member] | Fannie Mae Pool CC0947 6 50 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195864 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195864 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195864 [Member] | New York State Electric And Gas Corp 5 05 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195864 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195864 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | Fannie Mae Pool BZ0636 5 22 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | AT And T Inc 5 55 11 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195864 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195864 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000195864 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195864 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195864 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000195864 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000195864 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195864 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000227055 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227055 [Member] | Fannie Mae Pool CC0947 6 50 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227055 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227055 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227055 [Member] | New York State Electric And Gas Corp 5 05 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227055 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227055 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | Fannie Mae Pool BZ0636 5 22 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | AT And T Inc 5 55 11 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000227055 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227055 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000227055 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227055 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227055 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000227055 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000227055 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227055 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000231740 [Member] | Fannie Mae TBA 2 50 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231740 [Member] | Fannie Mae TBA 2 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231740 [Member] | Oracle Corp 6 10 9 26 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231740 [Member] | Fannie Mae Pool BT8271 4 00 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231740 [Member] | Flutter Entertainment Plc Term SOFR 3M 2 000 6 00 6 4 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231740 [Member] | Japan Government Forty Year Bond Series 13 0 50 3 20 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231740 [Member] | Fannie Mae Pool CB9720 5 50 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231740 [Member] | Fannie Mae TBA 3 50 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231740 [Member] | Fannie Mae TBA 6 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231740 [Member] | Fannie Mae TBA 3 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231740 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231740 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231740 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000231740 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231740 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231740 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231740 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231740 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231740 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231740 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000231740 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231740 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000231740 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231741 [Member] | Fannie Mae TBA 2 50 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231741 [Member] | Fannie Mae TBA 2 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231741 [Member] | Oracle Corp 6 10 9 26 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231741 [Member] | Fannie Mae Pool BT8271 4 00 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231741 [Member] | Flutter Entertainment Plc Term SOFR 3M 2 000 6 00 6 4 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231741 [Member] | Japan Government Forty Year Bond Series 13 0 50 3 20 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231741 [Member] | Fannie Mae Pool CB9720 5 50 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231741 [Member] | Fannie Mae TBA 3 50 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231741 [Member] | Fannie Mae TBA 6 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231741 [Member] | Fannie Mae TBA 3 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231741 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000231741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231741 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231741 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231741 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231741 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231741 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231741 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000231741 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231741 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000231741 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231739 [Member] | Fannie Mae TBA 2 50 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231739 [Member] | Fannie Mae TBA 2 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231739 [Member] | Oracle Corp 6 10 9 26 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231739 [Member] | Fannie Mae Pool BT8271 4 00 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231739 [Member] | Flutter Entertainment Plc Term SOFR 3M 2 000 6 00 6 4 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231739 [Member] | Japan Government Forty Year Bond Series 13 0 50 3 20 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231739 [Member] | Fannie Mae Pool CB9720 5 50 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231739 [Member] | Fannie Mae TBA 3 50 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231739 [Member] | Fannie Mae TBA 6 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231739 [Member] | Fannie Mae TBA 3 00 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231739 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231739 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231739 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000231739 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231739 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231739 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231739 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231739 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231739 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231739 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000231739 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231739 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231739 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000231739 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231742 [Member] | Oracle Corp 6 10 9 26 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | Flutter Entertainment Plc Term SOFR 3M 2 000 6 00 6 4 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231742 [Member] | Japan Government Forty Year Bond Series 13 0 50 3 20 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231742 [Member] | HOMES Trust Series 2025 NQM4 Class A1 5 22 8 25 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231742 [Member] | Symetra Life Insurance Co 6 55 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231742 [Member] | Edison International Series A 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231742 [Member] | UBS Group AG 7 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | Uniti Fiber Abs Issuer LLC Series 2025 1A Class B 6 37 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class C Term SOFR 1M 2 092 6 24 2 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class D Term SOFR 1M 2 641 6 79 2 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231742 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231742 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000231742 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231742 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231742 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231742 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231742 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000231742 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000231742 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231742 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231742 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231742 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231742 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231742 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231742 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231742 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000231742 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231742 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231744 [Member] | Oracle Corp 6 10 9 26 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | Flutter Entertainment Plc Term SOFR 3M 2 000 6 00 6 4 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231744 [Member] | Japan Government Forty Year Bond Series 13 0 50 3 20 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231744 [Member] | HOMES Trust Series 2025 NQM4 Class A1 5 22 8 25 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231744 [Member] | Symetra Life Insurance Co 6 55 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231744 [Member] | Edison International Series A 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231744 [Member] | UBS Group AG 7 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | Uniti Fiber Abs Issuer LLC Series 2025 1A Class B 6 37 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class C Term SOFR 1M 2 092 6 24 2 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class D Term SOFR 1M 2 641 6 79 2 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000231744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231744 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231744 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231744 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000231744 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231744 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000231744 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231744 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231744 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231744 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231744 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231744 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231744 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231744 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000231744 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231744 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231743 [Member] | Oracle Corp 6 10 9 26 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | Flutter Entertainment Plc Term SOFR 3M 2 000 6 00 6 4 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231743 [Member] | Japan Government Forty Year Bond Series 13 0 50 3 20 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231743 [Member] | HOMES Trust Series 2025 NQM4 Class A1 5 22 8 25 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231743 [Member] | Symetra Life Insurance Co 6 55 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231743 [Member] | Edison International Series A 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231743 [Member] | UBS Group AG 7 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | Uniti Fiber Abs Issuer LLC Series 2025 1A Class B 6 37 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class C Term SOFR 1M 2 092 6 24 2 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | SWCH Commercial Mortgage Trust Series 2025 DATA Class D Term SOFR 1M 2 641 6 79 2 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000231743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231743 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231743 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231743 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231743 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000231743 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231743 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000231743 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231743 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231743 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231743 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231743 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231743 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231743 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231743 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000231743 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231743 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%